Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

Note 8 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables mainly consist of bonus payables, VAT and other taxes payables, and other accrued liabilities. Other accrued liabilities principally include accrued network rental expense in the telecommunication industry, unpaid travel expense, accrued professional service expense, and rent payable for leased offices and apartments.

	December 31,
	2018	2017
Bonus payables	$2,121,957	$1,529,791
VAT and other taxes payables	774,290	1,677,755
Other accrued liabilities	2,776,912	1,517,277
Total accrued liabilities and other payables	$5,673,159	$4,724,823